Convertible Senior Notes - Carrying Amount of Liability Component (Details) - Convertible Debt - 2027 Notes - USD ($) $ in Thousands	Mar. 31, 2020	Feb. 14, 2020
Debt Instrument [Line Items]
2027 Notes	$ 287,500
Less: Unamortized debt discount and debt issuance costs	(116,195)
Carrying amount of 2027 Notes	$ 171,305	$ 175,400